Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations
The following table lists the known contractual obligations as at December 31, 2018:

Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years
Accounts payable and accruals	$4,013	$4,013	$4,013	$-	$-	$-
Convertible debt (Note 8)	56,984	58,077	58,077	-	-	-
Non-convertible debt (Note 9)	178,483	184,698	184,698	-	-	-
Firm commitments	-	16,413	388	25	4,000	12,000
Total	$239,480	$263,201	$247,176	$25	$4,000	$12,000